Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Financing income		$ 191	$ 50	$ 1,717
Third party collections	11,294	47,679	20,542	80,742
Other collection fees	10,965	22,958	20,573	38,965
Total opeating revenue	22,259	70,828	41,165	121,424
Operating Expenses:
Portfolio collection costs	16,930	71,447	39,391	162,612
General and administrative expenses	63,055	40,721	100,661	90,186
General and administrative expenses - related party	11,250	12,650	20,000	50,300
Total operating expenses	91,235	124,818	160,052	303,098
Net operating loss	(68,976)	(53,990)	(118,887)	(181,674)
Other expenses
Interest expense	(2,004)	(5,251)	(3,875)	(6,633)
Interest expense - related party	(2,482)	(2,224)	(4,896)	(4,389)
Net loss			(127,658)	(192,692)
Dividends to preferred stockholders		49,029		94,066
Net loss attributable to common stockholders	$ (73,462)	$ (110,494)	$ (127,658)	$ (286,762)
Basic loss per share	$ (0.003)	$ (0.003)	$ (0.005)	$ (0.008)
Weighted average number of common shares - basic	23,999,612	23,999,612	23,999,612	23,999,612
Dividends per share of preferred stock	$ 0.000	$ 0.003	$ 0.000	$ 0.005